Cover	Jun. 25, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002098081
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2340
Document Period End Date	Jun. 25, 2026